Document and Entity Information	Feb. 28, 2024
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 03, 2024
Document Effective Date	Oct. 03, 2024
Prospectus Date	Feb. 28, 2024
Amplify BlackSwan Growth & Treasury Core ETF | Amplify BlackSwan Growth & Treasury Core ETF
Prospectus:
Trading Symbol	SWAN
Amplify BlackSwan ISWN ETF | Amplify BlackSwan ISWN ETF
Prospectus:
Trading Symbol	ISWN
Amplify BlackSwan Tech & Treasury ETF | Amplify BlackSwan Tech & Treasury ETF
Prospectus:
Trading Symbol	QSWN